PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 26, 2014		Dec. 27, 2013
Successor
Prepaid Expense and Other Assets, Current [Line Items]
Vendor rebates receivable	$ 29,351		$ 25,657
Prepaid insurance	2,561		3,214
Prepaid maintenance agreements	2,425		1,892
Prepaid rent	2,326		2,218
Other	5,933	[1]	7,955	[1]
Prepaid expenses and other current assets	$ 42,596		$ 40,936

[1]	Amounts within the "Other" category of prepaid expenses and other current assets were not considered individually significant as of December 26, 2014 and December 27, 2013.